Fair value disclosures (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and short-term investments	$ 5,490	$ 3,057	$ 3,592	$ 4,867
Available-for-sale securities	1,586	1,447	1,370
Liabilities
Short-term borrowings	5,287	3,988	4,056
Machinery and Power Systems
Liabilities
Short-term borrowings	636	93	204
Financial Products
Liabilities
Short-term borrowings	4,651	3,895	3,852
Carrying Amount
Assets
Cash and short-term investments	5,490	3,057	3,592
Restricted cash and short-term investments	53	87	91
Available-for-sale securities	1,586	1,447	1,370
Finance receivables-net (excluding finance leases)	15,404	12,689	12,568
Wholesale inventory receivables-net (excluding finance leases)	1,674	1,591	1,062
Foreign currency contracts-net	0	0	63
Interest rate swaps-net	219	241	187
Commodity contracts-net	1	0	17
Liabilities
Short-term borrowings	5,287	3,988	4,056
Foreign currency contracts-net	66	89	0
Commodity contracts-net	0	7	0
Guarantees	14	7	10
Carrying Amount | Machinery and Power Systems
Liabilities
Long-term debt (including amounts due within one year)	9,779	8,973	5,000
Carrying Amount | Financial Products
Liabilities
Long-term debt (including amounts due within one year)	25,077	21,631	19,362
Carrying amount of assets excluded from measurement at fair value
Assets
Finance leases	7,959	7,324	7,292
Level 1 | Fair Value
Assets
Cash and short-term investments	5,490	3,057	3,592
Restricted cash and short-term investments	53	87	91
Liabilities
Short-term borrowings	5,287	3,988	4,056
Level 1 & 2 | Fair Value
Assets
Available-for-sale securities	1,586	1,447	1,370
Level 2 | Fair Value
Assets
Finance receivables-net (excluding finance leases)	15,359	12,516	12,480
Wholesale inventory receivables-net (excluding finance leases)	1,609	1,505	1,017
Foreign currency contracts-net	0	0	63
Interest rate swaps-net	219	241	187
Commodity contracts-net	1	0	17
Liabilities
Foreign currency contracts-net	66	89	0
Commodity contracts-net	0	7	0
Level 2 | Fair Value | Machinery and Power Systems
Liabilities
Long-term debt (including amounts due within one year)	11,969	10,737	5,968
Level 2 | Fair Value | Financial Products
Liabilities
Long-term debt (including amounts due within one year)	26,063	22,674	20,364
Level 3 | Fair Value
Liabilities
Guarantees	$ 14	$ 7	$ 10